INVESTMENTS, DEBT AND DERIVATIVES	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
The Company holds the following investments and derivative assets:

	June 30, 2022	December 31, 2021

At fair value
Derivatives not designated as hedges	—	—
Derivatives designated as net investment hedges	—	—
Other	52	37
	52	37

At amortized cost
Security deposits and cash collateral	63	49
Bank deposits	5	—
Other investments	118	99
	186	148

Total investments and derivatives	238	185
Non-current	125	99
Current	113	86
The Company holds the following debt and derivative liabilities:

	June 30, 2022	December 31, 2021

At fair value
Derivatives not designated as hedges	8	4
Derivatives designated as net investment hedges	—	4
Contingent consideration	1	—
	9	8

At amortized cost
Principal amount outstanding	8,674	7,595
Interest accrued	88	86
Discounts, unamortized fees, hedge basis adjustment	(18)	(15)
Bank loans and bonds	8,744	7,666

Lease liabilities	3,595	2,667
Put-option liability over non-controlling interest	27	16
Other financial liabilities	206	289
	12,572	10,638

Total debt and derivatives	12,581	10,646
Non-current	9,439	9,404
Current	3,142	1,242
Significant changes in financial assets and financial liabilities
There were no significant changes in financial assets and liabilities in the six-month period ended June 30, 2022, except for the scheduled repayments of debt or as described below. Furthermore, there were no changes in risk management policies as disclosed in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2021.
During the six-month period ended June 30, 2022
VEON USD bond repayment
In February 2022, VEON Holdings B.V. repaid its 7.50% Note of US$417 originally maturing in March 2022.
VTB Bank loan
In February 2022, VEON Holdings B.V. prepaid RUB 30 billion (US$396) of outstanding loans to VTB Bank originally maturing in July 2025.
In February 2022, VEON Finance Ireland DAC signed a RUB 30 billion (US$400) Term Facility Agreement with VTB Bank with a floating rate. This facility was guaranteed by VEON Holding B.V. and had a maturity of February 2029. The proceeds from this facility were used for general corporate purposes, including the financing of intercompany loans to PJSC VimpelCom.
In March 2022, VEON Finance Ireland DAC prepaid its RUB 30 billion (US$259) Term Facility Agreement with VTB Bank in accordance with its terms, and the facility was cancelled.
VEON US$1,250 multi-currency revolving credit facility agreement
In February 2022, the maturity of the multi-currency revolving credit facility originally entered into in March 2021 (the "RCF") was extended for one year until March 2025; two banks did not agree to extend as a result US$250 will mature at the original maturity in March 2024.
In February 2022, VEON Holdings B.V. drew US$430 under the RCF. Subject to the terms set out in the RCF, the outstanding balance can be rolled over until final maturity.
In March 2022, Alfa Bank (US$125 commitment) and Raiffeisen Bank Russia (US$70 commitment) notified the Agent under the RCF that as a result of new Russian regulatory requirements following a presidential decree, they could no longer participate in the RCF. As a result, their available commitments were cancelled and the total RCF size reduced from US$1,250 to US$1,055.The drawn portion from Alfa Bank (US$43) was subsequently repaid in April and the drawn portion from Raiffeisen Bank Russia (US$24) was repaid in May 2022

In April and May 2022, VEON Holdings B.V. received US$610 following a utilization under the RCF. Subject to the terms set out in the RCF, this amount can be rolled until maturity.
PMCL syndicated credit facility
In March 2022, Pakistan Mobile Communication Limited ("PMCL") fully utilized the remaining PKR 40 billion (US$222) available under its existing credit line.
VEON Finance Ireland Rub debt novation to PJSC VimpelCom
In April 2022, VEON novated two bank loans, with Sberbank (RUB 45 billion (US$556)) and Alfa Bank (RUB 45 billion (US$556)) totaling RUB 90 billion (US$1,112), to PJSC VimpelCom, resulting in the former borrower, VEON Finance Ireland DAC and the former guarantor, VEON Holdings B.V., having been released from their obligations.
PMCL secures syndicated credit facility
In April 2022, PMCL signed a PKR 40 billion (US$217) syndicated loan with a 10 year maturity. The drawn amount under the facility is PKR 30 billion (US$156).
Banglalink secures syndicated credit facility
In April 2022, Banglalink signed a BDT 12 billion (US$139) syndicated loan with a five year maturity till April 2027. During May 2022, Banglalink utilized BDT 9 billion (US$103) of the total syndicated loan which was partially used to fully repay the existing facility (US$38).

Kyivstar prepays debt

In 2022, Kyivstar fully prepaid a UAH 1,350 million (US$46) loan with JSC CitiBank, a UAH1,275 (US$44) million loan with JSC Credit Agricole and a UAH 1,677 million (US$57) loan with Alfa bank, and also prepaid a portion of a UAH 1,250 million loan with OTP Bank (UAH490 million (US$17).
During the six-month period ended June 30, 2021
Acquisition of minority stake in PMCL
In March 2021, VEON successfully concluded the acquisition of the 15% minority stake in Pakistan Mobile Communications Limited ("PMCL"), its operating company in Pakistan, from the Dhabi Group for US$273. This transaction follows the Dhabi Group’s exercise of its put option in September 2020 and gives VEON 100% ownership of PMCL. The transaction is presented within 'Acquisition of non-controlling interest' within the Consolidated Statement of Cash Flows.
VEON enters into a US$1,250 multi-currency revolving credit facility agreement
In March 2021, VEON successfully entered into a new multi-currency revolving credit facility agreement (the “RCF”) of US$1,250. The RCF replaces the revolving credit facility signed in February 2017, which is now cancelled. The RCF has an initial tenor of three years, with the Company having the right to request two one-year extensions, subject to lender consent. International banks from Asia, Europe and the US have committed to the RCF. The new RCF caters for USD LIBOR cessation with the secured overnight financing rate ("SOFR") administered by the Federal Reserve Bank of New York USA agreed as the replacement risk free rate with credit adjustment spreads agreed for interest periods with a one month, three months and six month tenor. SOFR will apply to interest periods commencing on and from October 31, 2021 (or earlier if USD LIBOR is no longer published or ceases to be representative prior to that date). The Company will have the option to make each drawdown in either U.S. dollars or euro.
PMCL enters into PKR 20 billion (US$131) loan facilities
In March 2021, PMCL successfully entered into a new PKR 15 billion (US$98) syndicated facility with MCB Bank as agent and PKR 5 billion (US$33) bilateral term loan facility with United Bank Limited. Both these floating rate facilities have a tenor of seven years.
VEON increases facility with Alfa-Bank
In March 2021, VEON successfully amended and restated its existing RUB 30 billion (US$396) bilateral term loan agreement with Alfa Bank and increased the total facility size to RUB 45 billion (US$594), by adding a new floating rate tranche of RUB 15 billion (US$198). The new tranche has a five-year term.
Subsequently in April 2021, the proceeds from the new tranche were used to early repay RUB 15 billion (US$198) of loans from Sberbank, originally maturing in June 2023.
PMCL secures syndicated credit facility
In June 2021, PMCL secured a PKR 50 billion ("US$320") syndicated credit facility from a banking consortium led by Habib Bank Limited. This 10-year facility will be used to finance the company’s ongoing 4G network rollouts and technology upgrades, as well as to address upcoming maturities.
Fair values
The carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table above, with the exception of:
•'Bank loans and bonds, including interest accrued', for which fair value is equal to US$7,650 at June 30, 2022 (December 31, 2021: US$7,709); and
•'Lease liabilities', for which fair value has not been determined.
Fair values for bank loans and bonds, including interest accrued were estimated based on quoted market prices, derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile.
As of June 30, 2022 and December 31, 2021, the Group recognized other financial instruments at fair value in the statement of financial position, all of which were measured based on Level 2 inputs. Observable inputs (Level 2) used in valuation techniques include inter-bank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads. During the six-month period ended June 30, 2022, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.
All impairment losses and changes in fair values of investments, debt and derivatives are unrealized and are recorded in "Other non-operating gain / (loss)" in the consolidated income statement.